Nature of the business (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014 segments	Nov. 30, 2012	Oct. 31, 2013
Nature Of Business [Line Items]
Number of operating segments	4
Flagstone Reinsurance Holdings Sa
Nature Of Business [Line Items]
Exchange ratio		0.1935
Per share price paid by Company to acquire FSR common shares		2.00
Flagstone Alliance Insurance and Reinsurance Plc [Member]
Nature Of Business [Line Items]
Proceeds from Divestiture of Interest in Consolidated Subsidiaries			$ 21,400